Finance income and finance expense	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Finance income and finance expense
Finance income and finance expense

	2018	2017	2016
Interest income	—	53,570	67,565
Net foreign currency exchange gain	1,103,067	1,912,681	843,950
Revaluation gain from derivative financial instruments	1,350,071	3,372,186	291,048
Total finance income	2,453,138	5,338,437	1,202,563
Interest expense (incl. Bank charges)	1,070,177	1,640,394	828,547
Net foreign currency exchange loss	1,242,938	2,737,273	944,047
Total finance expense	2,313,115	4,377,667	1,772,594
Finance income/(expense), net	140,023	960,770	(570,031)

In 2018, net foreign currency exchange gains contain translation gains of CHF 264,029 (2017: CHF 1,315,029; 2016: CHF 396,665) which arose on the Company’s USD and EUR denominated cash and cash equivalents. In 2018, interest expenses include interest paid to Hercules Capital, Inc. under the Loan and Security Agreement in an amount of CHF 435,993 (2017: CHF 1,182,369; 2016: CHF 546,170).